Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2024	2023
Balance at beginning of year	$80,000	$75,000
Liabilities accrued for warranties issued during the year	83,000	114,577
Warranty claims paid during the period	(76,465)	(84,548)
Changes in liability for pre-existing warranties during the year	(21,535)	(25,029)
Balance at end of year	$65,000	$80,000